                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2032
--------------------------------------------------------------------------------
                          MFS GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: December 31, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: June 30, 2003
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 6/30/03

[graphic omitted]

MFS(R) GROWTH
OPPORTUNITIES FUND


[graphic omitted]

A path for pursuing opportunity


                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) GROWTH OPPORTUNITIES FUND

The fund seeks growth of capital.


TABLE OF CONTENTS
------------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                7
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
------------------------------------------------------
FINANCIAL STATEMENTS                              16
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     27
------------------------------------------------------
TRUSTEES AND OFFICERS                             33
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      35
------------------------------------------------------
CONTACT INFORMATION                               36
------------------------------------------------------
ASSET ALLOCATION                                  37

------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    July 21, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

  o global asset management expertise across all asset classes

  o time-tested money management process for pursuing consistent results

  o full spectrum of investment products backed by MFS Original Research(R)

  o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

  o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

  o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

  o analyzing financial statements and balance sheets

  o talking extensively with companies' customers and competitors

  o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

In the first half of 2003, stock investors enjoyed a better six-month period than had been experienced in several years. Nearly all asset classes showed positive performance. A second-quarter rally gave investors in both U.S. and overseas stock markets their best quarter in many years as pessimism that pervaded markets in late 2002 and early 2003 appeared to dissipate.

Looking at the global economy, however, we did not see much hard evidence that economic factors, such as unemployment, consumer spending, or business investment, had dramatically improved since the beginning of the year. In our view, the market rally seemed largely based on a combination of several factors: relief that both the Iraq situation and the SARS outbreak had been contained; hope for stronger economic numbers in the second half of 2003; first quarter corporate earnings reports that were somewhat stronger than expected; and interest rates so low that investors sought out riskier asset classes - such as stocks - that offered potentially higher returns.

CONTRIBUTORS TO PERFORMANCE

The fund benefited most from its positions in the health care, leisure, and technology sectors. In health care, stocks such as Genentech and Genzyme posted very strong performance through the period. Genentech stock rose on unexpectedly positive data from a developmental drug and approval of several new drugs.

We also generated strong absolute and relative performance from leisure stocks such as InterActive Corporation (formerly USA Interactive) and EchoStar Communications. InterActive benefited from a continued shift toward online travel bookings via its Internet properties Hotels.com and the recently purchased Expedia.com. EchoStar, which provides satellite television services, reported continued subscriber growth during the period and benefited from a favorable court ruling on its policies toward the broadcasting of local network channels.

In the technology sector, meanwhile, we benefited from our positions in companies such as Analog Devices, Taiwan Semiconductor, and EMC Corporation. Analog stock posted strong positive gains during the period following an announcement of a 143% increase in first-quarter net income. The growth was attributed to strong sales of its wireless chips while maintaining its growth guidance during the quarter.

In addition to the contribution of these sectors, the fund received a cash settlement resulting from a class-action lawsuit against hotel franchisor Cendant. The lawsuit related to alleged accounting fraud that was uncovered in 1998, after Cendant was formed by the merger of HFS and CUC International. The fund had owned both HFS and CUC, and then Cendant, during the merger period. Along with other participants in the lawsuit, the fund had suffered losses on Cendant stock since 1998.

DETRACTORS FROM PERFORMANCE

The sectors that proved to be the major detractors from the fund's performance over the period were retailing and industrial goods & services. Among the retail companies in the portfolio, we had a position in Office Depot that performed poorly during the period. In the first quarter, Office Depot nearly doubled its profit in the first quarter, but its stock fell on news that earnings were shy of Wall Street expectations and on the company's gloomy first-half forecast. It proved to be our biggest negative contributor from the retailing sector during this period.

In the industrial goods & services sector, the fund was hurt by its positions in major defense contractors such as Lockheed Martin, whose stock suffered through a poor six-month period.

/s/ Paul M. McMahon

    Paul M. McMahon
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

Average annual
without sales charge

                   Class
     Share       inception
     class         date        6-mo      1-yr       3-yr       5-yr     10-yr

       A          9/9/70        --         2.84%    -19.90%    -4.89%    6.78%
  ----------------------------------------------------------------------------
       B          9/7/93        --         2.02%    -20.50%    -5.62%    5.91%
  ----------------------------------------------------------------------------
       I          1/2/97        --         2.97%    -19.70%    -4.66%    6.93%

  Comparative benchmarks

Average annual

  Average large-cap
  growth fund+                 12.27%     -0.74%    -20.22%    -4.49%    6.72%
  ----------------------------------------------------------------------------
  Russell 1000
  Growth Index#               13.09%       2.94%    -21.54%    -5.03%    8.28%

Periods less than one year are actual, not annualized.

Average annual
with sales charge

       A                        --        -3.08%    -21.47%    -6.01%    6.15%
  ----------------------------------------------------------------------------
       B                        --        -1.98%    -21.06%    -5.83%    5.91%

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

Cumulative without
sales charge

     Share
     class                     6-mo      1-yr       3-yr       5-yr     10-yr

       A                      16.19%       2.84%    -48.61%   -22.16%   92.74%
  ----------------------------------------------------------------------------
       B                      15.70%       2.02%    -49.75%   -25.11%   77.58%
  ----------------------------------------------------------------------------
       I                      16.13%       2.97%    -48.22%   -21.24%   95.39%

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL 1000 GROWTH INDEX - Measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charge and are only available to certain investors.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees). Because B share expenses are higher than those of A, performance shown for this share class is higher than it would have been had it been offered for the entire period. Blended class performance, including the deduction of sales charges, has been adjusted to take into account differences in sales charges.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 6/30/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 93.4%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 89.0%
--------------------------------------------------------------------------------------------------
Aerospace - 0.9%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  96,900           $4,609,533
--------------------------------------------------------------------------------------------------

Biotechnology - 5.3%
--------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          155,000          $10,298,200
--------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                      125,000            9,015,000
--------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        174,500            7,294,100
--------------------------------------------------------------------------------------------------
                                                                                       $26,607,300
--------------------------------------------------------------------------------------------------
Business Services - 3.9%
--------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                    218,000           $4,004,660
--------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     98,300            3,735,400
--------------------------------------------------------------------------------------------------
First Data Corp.                                                      156,900            6,501,936
--------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    64,300            2,655,590
--------------------------------------------------------------------------------------------------
Manpower, Inc.                                                         73,300            2,718,697
--------------------------------------------------------------------------------------------------
                                                                                       $19,616,283
--------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 1.8%
--------------------------------------------------------------------------------------------------
Dell Computer Corp.*                                                  206,100           $6,586,956
--------------------------------------------------------------------------------------------------
EMC Corp.*                                                            242,800            2,542,116
--------------------------------------------------------------------------------------------------
                                                                                        $9,129,072
--------------------------------------------------------------------------------------------------
Computer Software - 2.0%
--------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         846,948          $10,180,315
--------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 0.9%
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       170,200           $4,358,822
--------------------------------------------------------------------------------------------------

Computer Software - Services - 0.8%
--------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                           157,500           $4,080,825
--------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.4%
--------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                             162,000           $2,054,160
--------------------------------------------------------------------------------------------------

Conglomerates - 3.0%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                  306,100           $8,778,948
--------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               341,300            6,477,874
--------------------------------------------------------------------------------------------------
                                                                                       $15,256,822
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
--------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                    76,400           $4,752,080
--------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   96,200            5,015,868
--------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                   69,100            6,162,338
--------------------------------------------------------------------------------------------------
                                                                                       $15,930,286
--------------------------------------------------------------------------------------------------

Electronics - 6.4%
--------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                 284,000           $9,888,880
--------------------------------------------------------------------------------------------------
Intel Corp.                                                           247,700            5,148,197
--------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                84,600            2,724,966
--------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                        53,500            1,829,165
--------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                            281,900            6,943,197
--------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                               147,300            2,592,480
--------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                         115,100            2,913,181
--------------------------------------------------------------------------------------------------
                                                                                       $32,040,066
--------------------------------------------------------------------------------------------------
Entertainment - 7.7%
--------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                325,300           $5,234,077
--------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                   178,095            7,549,447
--------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                    80,100            2,305,278
--------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                      82,800            2,830,104
--------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  158,400            4,815,360
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                    365,536           15,959,302
--------------------------------------------------------------------------------------------------
                                                                                       $38,693,568
--------------------------------------------------------------------------------------------------

Financial Institutions - 7.6%
--------------------------------------------------------------------------------------------------
American Express Co.                                                   63,600           $2,659,116
--------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                  184,800            1,864,632
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       255,466           10,933,945
--------------------------------------------------------------------------------------------------
Fannie Mae                                                             80,200            5,408,688
--------------------------------------------------------------------------------------------------
Financial Federal Corp.*                                               39,900              973,560
--------------------------------------------------------------------------------------------------
Freddie Mac                                                           122,400            6,214,248
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              64,400            5,393,500
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             102,800            4,798,704
--------------------------------------------------------------------------------------------------
                                                                                       $38,246,393
--------------------------------------------------------------------------------------------------
Financial Services - 1.7%
--------------------------------------------------------------------------------------------------
SLM Corp.                                                             212,100           $8,307,957
--------------------------------------------------------------------------------------------------

Food & Beverage Products - 4.0%
--------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                              56,600           $2,889,430
--------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                    71,600            4,987,656
--------------------------------------------------------------------------------------------------
Kellogg Co.                                                            55,400            1,904,098
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         179,500            7,987,750
--------------------------------------------------------------------------------------------------
Sysco Corp.                                                            73,400            2,204,936
--------------------------------------------------------------------------------------------------
                                                                                       $19,973,870
--------------------------------------------------------------------------------------------------
Insurance - 1.3%
--------------------------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                             162,500           $4,420,000
--------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                     137,900            2,192,610
--------------------------------------------------------------------------------------------------
                                                                                        $6,612,610
--------------------------------------------------------------------------------------------------
Internet - 1.4%
--------------------------------------------------------------------------------------------------
InterActiveCorp*                                                      180,400           $7,138,428
--------------------------------------------------------------------------------------------------

Media - 1.1%
--------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                   163,600           $5,550,948
--------------------------------------------------------------------------------------------------

Medical & Health Products - 1.9%
--------------------------------------------------------------------------------------------------
Baxter International, Inc.                                            139,500           $3,627,000
--------------------------------------------------------------------------------------------------
Guidant Corp.                                                         141,900            6,298,941
--------------------------------------------------------------------------------------------------
                                                                                        $9,925,941
--------------------------------------------------------------------------------------------------

Medical & Health Technology Services - 1.0%
--------------------------------------------------------------------------------------------------
Aetna, Inc.                                                            43,200           $2,600,640
--------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                75,800            2,388,458
--------------------------------------------------------------------------------------------------
                                                                                        $4,989,098
--------------------------------------------------------------------------------------------------
Oil Services - 3.2%
--------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                     73,100           $2,453,967
--------------------------------------------------------------------------------------------------
BJ Services Co.*                                                       75,600            2,824,416
--------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                  68,100            3,430,878
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   114,900            2,681,766
--------------------------------------------------------------------------------------------------
Noble Corp.*                                                           70,800            2,428,440
--------------------------------------------------------------------------------------------------
Smith International, Inc.*                                             65,000            2,388,100
--------------------------------------------------------------------------------------------------
                                                                                       $16,207,567
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.8%
--------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                             227,100           $9,937,896
--------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                             98,500            5,392,875
--------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                 151,500            7,832,550
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          342,100           11,682,715
--------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                 253,300            4,711,380
--------------------------------------------------------------------------------------------------
Wyeth                                                                 109,500            4,987,725
--------------------------------------------------------------------------------------------------
                                                                                       $44,545,141
--------------------------------------------------------------------------------------------------

Printing & Publishing - 1.3%
--------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                       22,430           $1,989,990
--------------------------------------------------------------------------------------------------
New York Times Co.                                                     47,100            2,143,050
--------------------------------------------------------------------------------------------------
Tribune Co.                                                            54,400            2,627,520
--------------------------------------------------------------------------------------------------
                                                                                        $6,760,560
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 1.0%
--------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                      102,300           $2,508,396
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.*                                                    85,300            2,521,468
--------------------------------------------------------------------------------------------------
                                                                                        $5,029,864
--------------------------------------------------------------------------------------------------
Retail - 9.2%
--------------------------------------------------------------------------------------------------
Best Buy Co., Inc.*                                                    61,600           $2,705,472
--------------------------------------------------------------------------------------------------
CVS Corp.                                                              93,400            2,618,002
--------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      273,400            9,055,008
--------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                          49,000            2,517,620
--------------------------------------------------------------------------------------------------
Target Corp.                                                          204,000            7,719,360
--------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                    112,200            2,113,848
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 292,100           15,677,007
--------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                143,800            4,198,960
--------------------------------------------------------------------------------------------------
                                                                                       $46,605,277
--------------------------------------------------------------------------------------------------
Special Products & Services - 2.5%
--------------------------------------------------------------------------------------------------
3M Co.                                                                 77,900          $10,047,542
--------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                              37,700            2,482,545
--------------------------------------------------------------------------------------------------
                                                                                       $12,530,087
--------------------------------------------------------------------------------------------------
Telecommunications - 2.1%
--------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          128,900           $3,093,600
--------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                   218,680            7,570,701
--------------------------------------------------------------------------------------------------
                                                                                       $10,664,301
--------------------------------------------------------------------------------------------------
Telecommunications & Cable - 0.9%
--------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                           163,000           $4,699,290
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
--------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                             894,000           $5,140,500
--------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  648,400          $10,821,796
--------------------------------------------------------------------------------------------------
Utilities - Electric - 0.5%
--------------------------------------------------------------------------------------------------
AES Corp.*                                                            397,100           $2,521,585
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $448,828,265
--------------------------------------------------------------------------------------------------

Foreign Stocks - 4.4%
--------------------------------------------------------------------------------------------------
Canada - 0.7%
--------------------------------------------------------------------------------------------------
Encana Corp. (Oils)                                                    86,000           $3,279,513
--------------------------------------------------------------------------------------------------
France - 0.7%
--------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Medical & Health Products)                     55,700           $3,267,516
--------------------------------------------------------------------------------------------------
Germany - 1.4%
--------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                              108,200           $4,169,312
--------------------------------------------------------------------------------------------------
SAP AG (Computer Software - Systems)                                   24,400            2,882,389
--------------------------------------------------------------------------------------------------
                                                                                        $7,051,701
--------------------------------------------------------------------------------------------------
Netherlands - 0.5%
--------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Computer Software -
Systems)*                                                             270,600           $2,586,936
--------------------------------------------------------------------------------------------------
Taiwan - 1.1%
--------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(Electronics)*                                                        573,369           $5,779,560
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $21,965,226
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $439,194,800)                                          $470,793,491
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.6%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
--------------------------------------------------------------------------------------------------
Citigroup, Inc., due 7/01/03                                           $4,935           $4,935,000
--------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 7/01/03                                    11,938           11,938,000
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 7/01/03                             6,650            6,650,000
--------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 7/07/03                            5,000            4,998,808
--------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $28,521,808
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $467,716,608)                                     $499,315,299
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                    4,800,905
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $504,116,204
--------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/03

ASSETS

Investments, at value (identified cost, $467,716,608)        $499,315,299
---------------------------------------------------------------------------------------------------
Cash                                                                  407
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                 9,414,644
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   258,230
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 233,023
---------------------------------------------------------------------------------------------------
Total assets                                                                           $509,221,603
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $3,876,130
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                507,378
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                   19,040
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                    315,353
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  727
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                            386,771
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $5,105,399
---------------------------------------------------------------------------------------------------
Net assets                                                                             $504,116,204
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $892,954,219
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                                     31,599,235
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                (420,030,992)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                  (406,258)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $504,116,204
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                70,030,566
---------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                 $468,290,309
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           64,618,713
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $7.25
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$7.25)                                                  $7.69
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $32,320,772
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            4,929,701
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.56
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $3,505,123
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              482,152
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                             $7.27
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 6/30/03

NET INVESTMENT LOSS

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $1,949,403
---------------------------------------------------------------------------------------------------
  Interest                                                          81,746
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                           (19,143)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $2,012,006
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $1,003,647
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            16,758
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  237,989
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           533,343
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           146,116
---------------------------------------------------------------------------------------------------
  Administrative fee                                                39,571
---------------------------------------------------------------------------------------------------
  Custodian fee                                                     96,525
---------------------------------------------------------------------------------------------------
  Printing                                                          30,803
---------------------------------------------------------------------------------------------------
  Postage                                                           21,095
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     17,600
---------------------------------------------------------------------------------------------------
  Legal fees                                                           818
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    170,482
---------------------------------------------------------------------------------------------------
Total expenses                                                  $2,314,747
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (15,556)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,299,191
---------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(287,185)
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                       $5,150,662
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (16,610)
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                            $5,134,052
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
---------------------------------------------------------------------------------------------------
  Investments                                                  $62,897,851
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                            15
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $62,897,866
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $68,031,918
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $67,744,733
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS                YEAR
                                                                      ENDED                 ENDED
                                                                     6/30/03               12/31/02
                                                                   (UNAUDITED)

OPERATIONS

Net investment loss                                                    $(287,185)             $(816,454)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                           5,134,052           (165,904,845)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                           62,897,866            (47,306,624)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                    $67,744,733          $(214,027,923)
-----------------------------------------------------------------   ------------          -------------
Net decrease in net assets from fund share transactions             $(14,643,959)          $(92,461,254)
-----------------------------------------------------------------   ------------          -------------
Total increase (decrease) in net assets                              $53,100,774          $(306,489,177)
-----------------------------------------------------------------   ------------          -------------

NET ASSETS

At beginning of period                                              $451,015,430           $757,504,607
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $406,258 and $119,073, respectively)                        $504,116,204           $451,015,430
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the Fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                SIX MONTHS                                         YEAR ENDED 12/31
                                  ENDED            -----------------------------------------------------------------------------
                                 6/30/03               2002            2001              2000            1999           1998
CLASS A                        (UNAUDITED)

Net asset value,
beginning of period             $6.24             $8.88          $11.77             $19.07            $15.95            $13.92
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income
 (loss)                        $(0.00)*          $(0.01)         $(0.00)*            $0.04            $(0.03)           $(0.04)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency            1.01             (2.63)          (2.89)             (2.13)             4.99              3.96
---------------------------    ------            ------          ------             ------            ------            -------
Total from investment
operations                      $1.01            $(2.64)         $(2.89)            $(2.09)            $4.96             $3.92
---------------------------    ------            ------          ------             ------            ------            -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment
 income                           $--               $--          $(0.00)*           $(0.03)              $--               $--
--------------------------------------------------------------------------------------------------------------------------------
 From net realized
 gain on investments
 and foreign currency
 transactions                      --                --              --              (5.12)            (1.84)            (1.89)
---------------------------    ------            ------          ------             ------            ------            -------
 In excess of net
 realized gain on
 investments and foreign
 currency transactions             --                --              --              (0.06)               --                --
---------------------------    ------            ------          ------             ------            ------            -------
 Total distributions
 declared to
 shareholders                     $--               $--          $(0.00)*           $(5.21)           $(1.84)           $(1.89)
---------------------------    ------            ------          ------             ------            ------            -------
Net asset value, end
of period                       $7.25             $6.24           $8.88             $11.77            $19.07            $15.95
---------------------------    ------            ------          ------             ------            ------            -------
Total return (%)(+)             16.19++&         (29.65)         (24.67)            (11.30)            32.82             29.17
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                       0.98+             0.94            0.90               0.80              0.80              0.81
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          (0.08)+           (0.09)          (0.00)**            0.22             (0.19)            (0.25)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 26                90              96                141                87                79
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $468,290          $418,590        $699,466         $1,106,281        $1,330,506        $1,137,302
--------------------------------------------------------------------------------------------------------------------------------
  *  Per share amount was less than $0.01.
 **  Ratio is less than 0.01%.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+)  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  &  The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended June 30, 2003 would have been 14.10%.

See notes to financial statements.

Financial Highlights - continued

                                       SIX MONTHS                                         YEAR ENDED 12/31
                                         ENDED            ----------------------------------------------------------------------
                                        6/30/03             2002           2001           2000           1999            1998
CLASS B                               (UNAUDITED)

Net asset value, beginning of period       $5.67            $8.12         $10.84         $18.13          $15.33         $13.54
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                      $(0.02)          $(0.06)        $(0.07)        $(0.10)         $(0.16)        $(0.16)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                   0.91            (2.39)         (2.65)         (2.01)           4.75           3.83
---------------------------------------   ------           ------         ------         ------          ------          -----
Total from investment operations           $0.89           $(2.45)        $(2.72)        $(2.11)          $4.59          $3.67
---------------------------------------   ------           ------         ------         ------          ------          -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign currency
 transactions                                $--              $--            $--         $(5.12)         $(1.79)        $(1.88)
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                 --               --             --          (0.06)             --             --
---------------------------------------   ------           ------         ------         ------          ------          -----
 Total distributions declared to
 shareholders                                $--              $--            $--         $(5.18)         $(1.79)        $(1.88)
---------------------------------------   ------           ------         ------         ------          ------          -----
Net asset value, end
of period                                  $6.56            $5.67          $8.12         $10.84          $18.13         $15.33
---------------------------------------   ------           ------         ------         ------          ------          -----
Total return (%)                           15.70++&        (30.17)        (25.16)        (12.04)          31.73          28.15
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  1.73+            1.69           1.65           1.60            1.62           1.63
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (0.83)+          (0.83)         (0.76)         (0.58)          (1.01)         (1.05)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            26               90             96            141              87             79
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $32,321          $29,417        $53,723        $82,708         $71,363        $48,806
--------------------------------------------------------------------------------------------------------------------------------
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 &  The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended June 30, 2003 would have been 13.40%.

See notes to financial statements.

Financial Highlights - continued

                                       SIX MONTHS                                         YEAR ENDED 12/31
                                         ENDED            ----------------------------------------------------------------------
                                        6/30/03             2002           2001           2000           1999            1998
CLASS I                               (UNAUDITED)

Net asset value, beginning
of period                                  $6.26            $8.87         $11.78         $19.08          $15.95         $13.91
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

 Net investment income (loss)              $0.01            $0.01          $0.02          $0.08          $(0.00)*       $(0.01)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                   1.00            (2.62)         (2.88)         (2.14)           5.00           3.96
---------------------------------------   ------           ------         ------         ------          ------          -----
Total from investment operations           $1.01           $(2.61)        $(2.86)        $(2.06)          $5.00          $3.95
---------------------------------------   ------           ------         ------         ------          ------          -----
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income                  $--              $--         $(0.05)        $(0.06)            $--            $--
------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                                 --               --             --          (5.12)          (1.07)         (1.91)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                 --               --             --          (0.06)             --             --
---------------------------------------   ------           ------         ------         ------          ------          -----
 Total distributions declared to
 shareholders                                $--              $--         $(0.05)        $(5.24)         $(1.87)        $(1.91)
---------------------------------------   ------           ------         ------         ------          ------          -----
Net asset value, end of period             $7.27            $6.26          $8.87         $11.78          $19.08         $15.95
---------------------------------------   ------           ------         ------         ------          ------          -----
Total return (%)                           16.13++&        (29.43)        (24.32)        (11.19)          33.09          29.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  0.73+            0.69           0.65           0.60            0.62           0.63
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                0.17+            0.17           0.24           0.42           (0.01)         (0.06)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            26               90             96            141              87             79
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $3,505           $3,008         $4,315         $5,710          $6,625         $5,100
------------------------------------------------------------------------------------------------------------------------------
 *  Per share amount was less than $0.01.
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 &  The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended June 30, 2003 would have been 14.06%.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Growth Opportunities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2003 there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $4,082 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $11,474 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended December 31, 2002 and December 31, 2001 was as follows:

                                               12/31/02              12/31/01
  Distributions declared from:
  ---------------------------------------------------------------------------
    Ordinary income                                  --              $403,721
  ---------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated losses on a tax basis were as follows:

  Capital loss carryforward                                    $(405,620,360)
  ---------------------------------------------------------------------------
  Unrealized loss                                                (39,965,637)
  ---------------------------------------------------------------------------
  Other temporary differences                                    (10,996,751)
  ---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, ($232,430,906) and December 31, 2010, ($173,189,454).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

  First $200 million of average net assets                          0.50%
  -----------------------------------------------------------------------
  Average net assets in excess of $200 million                      0.40%
  -----------------------------------------------------------------------

Management fees incurred for the six months ended June 30, 2003 were 0.44% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net increase of $7,932 as a result of the change in the fund's pension liability under this plan and a pension expense of $56,935 for inactive trustees for the period ended June 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

  First $2 billion                                                0.0175%
  -----------------------------------------------------------------------
  Next $2.5 billion                                               0.0130%
  -----------------------------------------------------------------------
  Next $2.5 billion                                               0.0005%
  -----------------------------------------------------------------------
  In excess of $7 billion                                         0.0000%
  -----------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $16,217 for the six months ended June 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                            CLASS A    CLASS B

Distribution Fee                                              0.10%      0.75%
------------------------------------------------------------------------------
Service Fee                                                   0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                                       0.35%      1.00%
------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Fund may determine. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended June 30, 2003, amounted to:

                                                            CLASS A    CLASS B
Service Fee Retained by MFD                                 $44,026       $556
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended June 30, 2003, were as follows:

                                                            CLASS A    CLASS B

Total Distribution Plan                                       0.25%      1.00%
------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2003, were as follows:

                                                            CLASS A    CLASS B
Contingent Deferred Sales Charges Imposed                    $2,067    $44,303
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $114,688,102 and $146,089,417, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                             $476,383,614
  -----------------------------------------------------------------------
  Gross unrealized appreciation                               $52,543,513
  -----------------------------------------------------------------------
  Gross unrealized depreciation                               (29,611,828)
  -----------------------------------------------------------------------
  Net unrealized appreciation                                 $22,931,685
  -----------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended                      Year ended
                                                  6/30/03                           12/31/02
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                              15,844,276      $101,912,756       48,736,779      $355,347,142
--------------------------------------------------------------------------------------------------------
Shares reacquired                       (18,262,344)     (115,145,558)     (60,495,375)     (438,702,535)
--------------------------------------------------------------------------------------------------------
Net decrease                             (2,418,068)     $(13,232,802)     (11,758,596)     $(83,355,393)
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 594,626        $3,591,840        3,002,121       $21,064,710
--------------------------------------------------------------------------------------------------------
Shares reacquired                          (852,991)       (5,010,277)      (4,431,394)      (30,116,056)
--------------------------------------------------------------------------------------------------------
Net decrease                               (258,365)      $(1,418,437)      (1,429,273)      $(9,051,346)
--------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                  15,053          $101,148           38,677          $268,146
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (13,752)          (93,868)         (44,425)         (322,661)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                       1,301            $7,280           (5,748)         $(54,515)
--------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $1,605 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the fund, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a
Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as
Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                        CUSTODIANS
Massachusetts Financial Services Company  State Street Bank and Trust Company
500 Boylston Street, Boston, MA           225 Franklin Street, Boston, MA
02116-3741                                02110

DISTRIBUTOR                               JP Morgan Chase Bank
MFS Fund Distributors, Inc.               One Chase Manhattan Plaza
500 Boylston Street, Boston, MA           New York, NY 10081
02116-3741

PORTFOLIO MANAGERS
Paul M. McMahon(1)

(1)MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a year
bond outlooks
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) Investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116                          MCD-SEM-8/03 63M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GROWTH OPPORTUNITIES FUND
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  August 25, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  August 25, 2003
       ---------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  August 25, 2003
       ---------------

* Print name and title of each signing officer under his or her signature.